UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

          LOOMIS SAYLES FULL DISCRETION INSTITUTIONAL SECURITIZED FUND a series of The Advisors' Inner Circle Fund

 The Loomis Sayles Full Discretion Institutional Securitized Fund did not cast any proxy votes during the period of July 1, 2017 to June 30, 2018. Accordingly, there are no proxy votes to report.



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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    ------------------------
    Michael Beattie
    President
    Date: August 30, 2018